Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Going Concern [Abstract]
Net loss	$ (449,295)	$ (2,658,887)
Negative working position	1,998,298
Net operation cash outflow	(816,544)	$ (1,280,887)
Accumulated deficit	$ (72,871,308)		$ (72,429,528)